Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

NOTE 20—EMPLOYEE BENEFIT PLAN

The Company has adopted a 401(k) plan that covers employees that have reached 18 years of age and completed three months of service. The plan provides for voluntary employee contributions through salary reductions, as well as discretionary employer contributions. For the years ended December 31, 2012 and 2011, there were no employer contributions made.